Significant accounting policies and recent accounting pronouncements	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Significant Accounting Policies and recent accounting pronouncements:
2.      Significant accounting policies and recent accounting pronouncements:

A summary of the Company's significant accounting policies is included in Note 2 to the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed with the SEC on April 8, 2015. There have been no changes to the Company's significant accounting policies in the six month period ended June 30, 2015, except for the following:
Vessel, net: Effective January 1, 2015, and following management's reassessment of the residual value of the Company's vessels, the estimated scrap value per light weight tonnage was increased from $0.2 to $0.3. The current value of $0.3 was based on the historical average demolition prices prevailing in the market. The effect of this change in accounting estimate, which pursuant to Accounting Standards Codification ('ASC') 250 “Accounting Changes and Error Corrections” was applied prospectively and did not require retrospective application, was to decrease the depreciation expense and the net loss for the six month period ended June 30, 2015, by $3,273 or $0.02 loss per basic and diluted share.
Vessels under capital lease: The Company has entered into certain leasing agreements for the leasing of various vessels. Leases of vessels, are classified as capital leases when they satisfy the criteria for capital lease classification under ASC 840 “Leases”. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the statement of operations and is included within "Interest and finance costs" in the consolidated statement of operations.
Depreciation of vessels under capital lease is included within "Depreciation" in the consolidated statement of operations. When the ownership of a vessel is transferred at the end of the lease, or there is a bargain purchase option, the vessel is depreciated on a straight-line basis over its useful life as if the vessel was owned. Otherwise vessels under capital lease are depreciated on a straight-line basis over the term of the lease.
Share incentive plan awards - Share Options: The fair value of share option grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized (generally as compensation expense) over the requisite service period for all awards that vest.
Recent accounting pronouncements:
Simplifying the Presentation of Debt Issuance Costs: In April 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update ('ASU') No.  2015-03, Interest—Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. ASU 2015-03 is effective, for public business entities, for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early application is permitted. While the Company has not yet adopted this ASU, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.
Revenue from Contracts with Customers: On May 28, 2014, the FASB issued ASU No. 2014-09 “Revenue from contracts with customers” with an effective date for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. On August 12, 2015, the FASB issued ASU No. 2015-14 “Revenue from contracts with customers” which defers the effective date of ASU 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted. Presently, the Company is assessing what effect the adoption of these ASUs will have on its financial statements and accompanying notes.

Technical Corrections and Improvements: In June 2015, FASB issued ASU No.  2015-10, Technical Corrections and Improvements. The amendments in this update cover a wide range of Topics in the ASC. The amendments in this update represent changes to make minor corrections or minor improvements to the ASC that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Among others, according to the requirements of the ASU, for nonrecurring measurements estimated at a date during the reporting period other than the end of the reporting period, a reporting entity shall clearly indicate that the fair value information presented is not as of the period's end as well as the date or period that the measurement was taken. Transition guidance varies based on the amendments in this update. The amendments in this update that require transition guidance are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. All other amendments will be effective upon the issuance of this update. While the Company has not yet adopted this ASU, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.
Simplifying the Measurement of Inventory: In July 2015, the FASB issued ASU No. 2015-11, “Simplifying the measurement of inventory”. Topic 330, Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this update require an entity to measure inventory within the scope of this update at the lower of cost and net realizable value.  For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years.. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period.  While the Company has not yet adopted this ASU, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.